CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (294,233)	$ (154,993)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	19,457	8,625
Change in fair value of derivative liability	5,406	119
Net accretion of discounts on marketable securities	(3,685)	(544)
Depreciation and amortization	3,152	1,284
Non-cash lease expense	60	2,010
Loss on disposal of fixed assets	5	266
Write-off of deferred offering costs		555
Loss on abandonment of right-of-use assets		645
Changes in operating assets and liabilities:
Research and development prepaid expenses	(10,763)	5,526
Other prepaid expenses and other assets	(2,870)	(340)
Accounts payable	8,506	(642)
Research and development accrued expenses	18,203	5,168
Other accrued expenses and current liabilities	3,542	2,490
Operating lease liabilities	(1,858)	(144)
Net cash used in operating activities	(255,078)	(129,975)
Cash flows from investing activities
Maturities of marketable securities	128,000	76,250
Purchases of marketable securities	(240,058)	(11,279)
Purchases of property and equipment	(1,732)	(4,499)
Net cash (used in) provided by investing activities	(113,790)	60,472
Cash flows from financing activities
Proceeds from issuance of redeemable convertible preferred stock and derivative liability, net of offering costs	258,461	89,778
Proceeds from initial public offering, net of underwriter discounts and commissions and other offering costs	193,316
Proceeds from a private placement transaction	40,000
Proceeds from issuance of common stock upon exercise of stock options	596	453
Payments of deferred offering costs		(485)
Repurchase of unvested common stock shares issued upon early exercised stock options	(6)	(64)
Net cash provided by financing activities	492,367	89,682
Net increase in cash, cash equivalents and restricted cash	123,499	20,179
Cash, cash equivalents and restricted cash at beginning of period	47,133	26,954
Cash, cash equivalents and restricted cash at end of period	170,632	47,133
Supplemental disclosures:
Conversion of 168,489,871 shares of redeemable convertible preferred stock upon the closing of initial public offering	639,237
Settlement of derivative liability upon issuance of redeemable convertible preferred stock	(14,319)	(2,231)
Recognition of derivative liability upon issuance of redeemable convertible preferred stock	8,913	2,112
Vesting of early exercised stock options and unvested restricted shares of common stock	1,174	1,944
Right-of-use assets obtained in exchange for operating lease liabilities		14,255
Property and equipment acquired through tenant improvement allowance		16,691
Purchases of property and equipment in other accrued expenses and current liabilities		49
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	169,526	45,996
Restricted cash		113
Restricted cash, non-current	1,106	1,024
Total cash, cash equivalents and restricted cash	$ 170,632	$ 47,133